UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sheets Smith Wealth Management
Address:  120 Club Oaks Court, Suite 200
          Winston-Salem, NC  27104

Form 13F File Number:  28-06709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan E. Cox
Title:    Financial Assistant
Phone:    (336) 765-2020

Signature, Place, and Date of Signing:

  /s/ Susan E. Cox              Winston-Salem, NC            May 15, 2012
  ----------------              -----------------            ------------
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          210
                                         -----------

Form 13F Information Table Value Total:  $   254,847
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
CORE LABORATORIES N V           COM               N22717107       1,205       9,158                                9,158
AT&T                            COM               00206R102         473      15,144                               15,144
ABBOTT LABS                     COM               002824100         277       4,520                                4,520
ABERDEEN ASIA PACIFIC INCOME    COM               003009107         295      40,423                               40,423
ACUITY BRANDS INC               COM               00508Y102         368       5,850                                5,850
ALEXION PHARMACEUTICALS         COM               015351109         678       7,302                                7,302
ALLERGAN INC                    COM               018490102         402       4,215                                4,215
AMAZON INC                      COM               023135106         312       1,540                                1,540
APPLE COMPUTER                  COM               037833100         351         585                                  585
APPROACH RESOURCES INC          COM               03834A103         418      11,304                               11,304
BE AEROSPACE INC                COM               073302101         392       8,445                                8,445
BLACKROCK CORE BOND TRUST       SHS BEN INT       09249E101         150      10,929                               10,929
BROWN & BROWN INC               COM               115236101       1,171      49,230                               49,230
CALAMOS CONV & HIGH INCOME FUND COM SHS           12811P108         387      30,294                               30,294
CANADIAN NATL RY CO             COM               136375102       2,248      28,300                               28,300
CANADIAN NATURAL RESOURCE       COM               136385101       1,165      35,120                               35,120
CARDTRONICS INC                 COM               14161H108         367      13,973                               13,973
CAROLINA TRUST BANK             COM               144200102         184      80,130                               80,130
CARPENTER TECHNOLOGY CORP       COM               144285103         325       6,215                                6,215
CERNER CORP                     COM               156782104         366       4,807                                4,807
CHART INDS INC                  COM               16115Q308         560       7,638                                7,638
CHEVRON TEXACO                  COM               166764100         499       4,651                                4,651
CHICAGO BRIDGE & IRON CO        COM               167250109       3,458      80,071                               80,071
CHIPOTLE MEXICAN GRILL INC      COM               169656105         471       1,126                                1,126
CISCO SYSTEMS                   COM               17275R102         256      12,081                               12,081
CITIGROUP INC                   COM               172967101       1,765      48,303                               48,303
CITRIX SYS INC                  COM               177376100       4,476      56,725                               56,725
CLEAN ENERGY FUELS              COM               184499101         515      24,200                               24,200
COACH INC                       COM               189754104       1,711      22,136                               22,136
COCA COLA COMPANY               COM               191216100         282       3,813                                3,813
COLFAX CORP                     COM               194014106         422      11,962                               11,962
COLGATE POLMOLIVE               COM               194162103         292       2,990                                2,990
CONTINENTAL RESOURCES INC       COM               212015101         576       6,711                                6,711
COPART INC                      COM               217204106       2,894     110,994                              110,994
CUMMINS INC                     COM               231021106         430       3,582                                3,582
DIRECT TV GROUP                 COM               25490A101         307       6,223                                6,223
DOLLAR GENERAL CORPORATION      COM               256677105         684      14,800                               14,800
E M M INTERNATIONAL             COM               268648102       2,426      81,175                               81,175
ECOLAB INC                      COM               278865100       6,097      98,784                               98,784
EDISON INTERNATIONAL            COM               281020107         278       6,531                                6,531
ENTERPRISE PRODUCTS PARTNERS    COM               293792107       1,034      20,493                               20,493
EXXON MOBIL                     COM               30231G102       1,803      20,785                               20,785
FAMILY DOLLAR STORES            COM               307000109         753      11,898                               11,898
FARO TECHNOLOGIES INC           COM               311642102         446       7,639                                7,639
FASTENAL CO COM                 COM               311900104         657      12,144                               12,144
F5 NETWORKS INC                 COM               315616102         403       2,986                                2,986
FIRST CTZNS BANCSHARES INC      CL A              31946M103         536       2,933                                2,933
FISERV INC                      COM               337738108       1,627      23,450                               23,450
FLOWSERVE CORP                  COM               34354P105       2,356      20,400                               20,400
GNC HOLDINGS INC                COM               36191G107         425      12,178                               12,178
GENERAL ELECTRIC                COM               369604103         306      15,242                               15,242
GENESCO INC                     COM               371532102         595       8,311                                8,311
GEORESOURCES INC                COM               372476101         343      10,486                               10,486
GLOBAL PAYMENTS INC             COM               37940X102       1,397      29,400                               29,400
GOODRICH CORP COM               COM               382388106         437       3,485                                3,485
GRACO INC                       COM               384109104         345       6,500                                6,500
GRAINGER WW INC                 COM               384802104       4,269      19,872                               19,872
GREAT BASIN GOLD LMTD           COM               390124105          51      75,000                               75,000
HARTE HANKS                     COM               416196103         114      12,635                               12,635
HATTERAS FINANCIAL CORP         COM               41902R103       1,453      52,078                               52,078
HAWKINS INC                     COM               420261109         923      24,800                               24,800
HOLLYFRONTIER CORP              COM               436106108         330      10,260                               10,260
HOME DEPOT INC                  COM               437076102         621      12,351                               12,351
HORNBECK OFFSHORE SVCS          COM               440543106         432      10,268                               10,268
HUNT JB TRANS SVC INC           COM               445658107         389       7,149                                7,149
ILLINOIS TOOL WORKS             COM               452308109         294       5,155                                5,155
INTEL CORP                      COM               458140100         414      14,732                               14,732
INTERNATIONAL BUSINESS MACHINE  COM               459200101       1,674       8,021                                8,021
INTUIT                          COM               461202103       1,620      26,922                               26,922
INTUITIVE SURGICAL INC          COM               46120E602         678       1,251                                1,251
ASTRAZENECA PLC                 SPON ADR          046353108       1,134      25,500                               25,500
ISHARES TR                      GOLD TRUST        464285105         740      45,479                               45,479
ISHARES S&P 100 INDEX FUND      S&P 100 IDX FD    464287101         205       3,200                                3,200
ISHARES TRUST                   DJ SEL DIV INX    464287168         642      11,473                               11,473
ISHARES                         BRCLYS 1-3 YR CRE 464287176       6,229      59,273                               59,273
ISHARES LEHMAN                  BARCLAYS TIPS BD  464287176         300       2,552                                2,552
ISHARES S&P 500 INDEX           S&P 500 INDEX     464287200       1,217       8,621                                8,621
ISHARES                         ISHARES           464287226         351       3,199                                3,199
ISHARES IBOXX                   IBOXX             464287242       6,058      52,388                               52,388
ISHARES TR                      S&P S&P 500 VALUE 464287408         328       5,056                                5,056
ISHARES                         MSCI EAFE         464287465       2,817      51,315                               51,315
ISHARES S&P MIDCAP              S&P MIDCAP 400    464287507       2,225      22,424                               22,424
ISHARES TR RUSSEL               RUSSELL 1000 GRW  464287614         675      10,220                               10,220
ISHARES TR                      RUSSELL 2000      464287655       1,446      17,467                               17,467
ISHARES RUSSELL 3000 INDEX      RUSSELL 3000      464287689       2,223      26,693                               26,693
ISHARES TRUST US REAL ESTATE    DJ US REAL EST    464287739       2,243      36,000                               36,000
ISHARES S&P SMALLCAP            S&P SMLCAP 600    464287804         636       8,340                                8,340
ISHARES S&P EURO PLUS           S&P EURO PLUS     464287861         747      20,000                               20,000
ISHARES                         MSCI ACWI EX      464288240         425      10,407                               10,407
ISHARES TRUST                   S&P NTL AMTFREE   464288414         926       8,467                                8,467
ISHARES                         US PFD STK IDX    464288687         358       9,166                                9,166
JPMORGAN ALERIAN MLP INDEX ETN  ALERIAN ML ETN    46625H365       1,072      27,385                               27,385
JOHNSON & JOHNSON               COM               478160104       2,038      30,905                               30,905
KANSAS CITY SOUTHERN            COM NEW           485170302         801      11,171                               11,171
KIMBERLY CLARK CORP             COM               494368103         244       3,300                                3,300
KINDER MORGAN ENERGY PART       COM               494550106         209       2,525                                2,525
LKQ CORP                        COM               501889208         536      17,197                               17,197
LABORATORY CORP OF AMERICA      COM               50540R409       1,169      12,775                               12,775
LAUDER ESTEE COS INC            CL A              518439104       5,274      85,150                               85,150
ELI LILLY & CO                  COM               532457108         251       6,244                                6,244
AUTOZONE INC                    COM               053332102         626       1,683                                1,683
LIQUIDITY SERVICES INC          COM               53635B107         740      16,507                               16,507
LOWES COMPANY                   COM               548661107         317      10,106                               10,106
BB&T CORP                       COM               054937107         580      18,485                               18,485
LULULEMON ATHLETICA INC         SPON ADR          550021109         394       5,277                                5,277
MELA SCIENCES INC               COM               55277R100          99      22,122                               22,122
MSC INDUSTRIAL DIRECT           COM               553530106         371       4,455                                4,455
MARKETAXESS HLDGS INC           COM               57060D108         303       8,137                                8,137
MARRIOTT INTL INC               COM               571903202         383      10,119                               10,119
BAKER HUGHES INC                COM               057224107       2,290      54,600                               54,600
MASTERCARD INC                  COM               57636Q104         610       1,450                                1,450
MCCORMICK & CO INC              COM               579780206         550      10,100                               10,100
MCDONALDS CO                    COM               580135101         327       3,337                                3,337
MEDCO HEALTH SOLUTIONS          COM               58405U102       8,420     119,767                              119,767
METROPCS INTL                   COM               591708102       6,070     672,902                              672,902
MICROSOFT                       COM               594918104       1,382      42,838                               42,838
BANK OF AMERICA CORP            COM               060505104         209      21,817                               21,817
MONSTER BEVERAGE CORP           COM               611740101         422       6,798                                6,798
NIKE INC                        CLASS B           654106103       5,444      50,199                               50,199
NOBLE ENERGY INC                COM               655044105       2,784      28,474                               28,474
NORTHERN TR CORP                COM               665859104         220       4,628                                4,628
NOVAGOLD RES                    NEW               66987E206         219      30,500                               30,500
NU SKIN ENTERPRISES INC         CL A              67018T105       4,687      80,938                               80,938
NUVEEN FLOATING RATE INCOME     COM               67072T108         329      27,600                               27,600
O S I SYS INC                   COM               671044105         326       5,326                                5,326
OIL STATES INTERNATIONAL        COM               678026105         352       4,503                                4,503
OLD DOMINION FGHT LINE IN       COM               679580100         662      13,895                               13,895
OLD REPUBLIC INTL               COM               680223104         148      14,015                               14,015
O'REILLY AUTOMOTIVE             COM               67103H107         544       5,960                                5,960
PAPA JOHNS INTL INC             COM               698813102       5,156     136,900                              136,900
PEPSICO INC                     COM               713448108       3,340      50,342                               50,342
PERRIGO CO                      COM               714290103         648       6,270                                6,270
PETSMART INC                    COM               716768106         447       7,820                                7,820
PFIZER INC                      COM               717081103         418      18,464                               18,464
PIMCO CORPORATE INCOME FU       COM               72200U100         589      36,700                               36,700
PIONEER NAT RES CO              COM               723787107         518       4,641                                4,641
PLUM CREEK TIMBER CO INC        COM               729251108         582      14,000                               14,000
POWERSHARES QQQQ                UNIT SER 1        73935A104       1,395      20,649                               20,649
POWERSHARES DB COMMODITY INDEX  UNIT BEN INT      73935S105       1,252      43,459                               43,459
POWERSHARES FTSE RAFI HOLDINGS  FTSE RAFI US      73935X583         632      10,439                               10,439
PRICELINE COM INC               COM NEW           741503403         462         644                                  644
PROCTOR & GAMBLE                COM               742718109         344       5,117                                5,117
QUALCOMM                        COM               747525103       2,158      31,708                               31,708
RACKSPACE HOSTING INC           COM               750086100         438       7,575                                7,575
RALPH LAUREN POLO CORP          CL A              751212101         419       2,402                                2,402
ROSS STORES                     COM               778296103         419       7,209                                7,209
RYDEX                           ETF               78355W106         506       9,750                                9,750
SM ENERGY CO                    COM               78454L100         212       3,000                                3,000
S P D R                         TRUST UNIT SR     78462F103       2,986      21,204                               21,204
SPDR S&P                        SPDR S&P          78463X772         201       4,015                                4,015
SPDR RUSSELL NOMURA SMALL       RUSS NOM SC JP    78463X822         845      19,000                               19,000
SPDR                            MSCI ACWI EX-US E 78463X848         230       7,325                                7,325
DJ WILSHIRE                     REIT ETF          78464A607         325       4,592                                4,592
SPDR DOW JONES                  ETF               78467X109         369       2,800                                2,800
SALLY BEAUTY COMPANY            COM               79546E104         779      31,408                               31,408
SANDRIDGE ENERGY INC            COM               80007P307         235      30,000                               30,000
SCHEIN HENRY INC                COM               806407102       3,773      49,860                               49,860
SCHLUMBERGER LTD                COM               806857108         859      12,280                               12,280
SCHWAB US BROAD MKT             ETF               808524102       1,538      45,348                               45,348
SCHWAB US LARGE CAP             US LRG CAP ETF    808524201       1,420      42,372                               42,372
SCHWAB US AGGREGATE BOND        ETF               808524839         475       9,217                                9,217
SECTOR SPDR                     COM               81369Y506         792      11,037                               11,037
UTILITES SELECT SPDR            COM               81369Y886         319       9,100                                9,100
SENSIENT TECHNOLOGIES CORP      COM               81725T100       1,330      35,000                               35,000
SIGMA ALDRICH CORP              COM               826552101       3,159      43,245                               43,245
SIGNATURE BANK                  COM               82669G104         598       9,485                                9,485
A O SMITH CORP                  COM               831865209         345       7,674                                7,674
JM SMUCKER CO THE               COM               832696405       1,529      18,799                               18,799
SOLARWINDS INC                  COM               83416B109         401      10,364                               10,364
SONOCO                          COM               835495102         367      11,050                               11,050
SOVRAN SELF STORAGE UNIT        COM               84610H108         294       5,900                                5,900
STAPLES INC COM                 COM               855030102         266      16,450                               16,450
STARBUCKS CORP                  COM               855244109         903      16,156                               16,156
STRYKER                         COM               863667101       2,706      48,770                               48,770
SYSCO CORP                      COM               871829107         317      10,625                               10,625
TCW STRATEGIC INCOME FUND       COM               872340104          76      14,700                               14,700
TAM SA A D R                    COM               87484D103       1,257      50,000                               50,000
TEVA PHARMACEUTICAL INDS        COM               881624209         245       5,445                                5,445
TEXAS CAPITAL BANCSHARES        COM               88224Q107         609      17,589                               17,589
THERMON GROUP HOLDINGS          COM               88362T103         278      13,577                               13,577
TIME WARNER CABLE               COM               88732J207         391       4,792                                4,792
TRACTOR SUPPLY CO               COM               892356106       6,579      72,653                               72,653
TRANSDIGM GROUP INC             COM               893641100         479       4,141                                4,141
TRIUMPH GROUP, INC.             COM               896818101         432       6,900                                6,900
US BANCORP                      NEW               902973304       1,163      36,725                               36,725
ULTA SALON COSMETICS & F        COM               90384S303         648       6,974                                6,974
UNDER ARMOUR INC CL A           CL A              904311107       5,531      58,845                               58,845
UNION PACIFIC CORP              COM               907818108         577       5,366                                5,366
UNITED TECHNOLOGIES             COM               913017109         206       2,484                                2,484
VF CORPORATION                  COM               918204108         436       2,984                                2,984
VALMONT INDUSTRIES INC.         COM               920253101         383       3,262                                3,262
VANGUARD                        COM               921908844       1,133      19,345                               19,345
VANGUARD BOND                   TOTAL BND MARKET  921937835       1,146      13,766                               13,766
VANGUARD                        EQ INDEX ETF      922042775       1,076      24,331                               24,331
VANGUARD                        EMERGING MKTS ETF 922042858       1,609      37,016                               37,016
VANGUARD                        MATERIALS ETF     92204A801       1,011      12,298                               12,298
VANGUARD                        REIT ETF          922908553       4,851      76,208                               76,208
VANGUARD                        LARGE CAP ETF     922908637         772      11,985                               11,985
VANGUARD                        VALUE ETF         922908744       1,071      18,562                               18,562
VANGUARD                        SMALL CAP ETF     922908751      10,994     139,658                              139,658
VERIZON COMMUNICATIONS IN       COM               92343V104         288       7,543                                7,543
BLACKROCK INTL GRWTH & TRUST    COM BENE INTER    092524107         769      98,000                               98,000
VISA INC                        CLASS A           92826C839       5,253      44,518                               44,518
W P CAREY & CO L L C            COM               92930Y107       2,384      51,247                               51,247
WABTEC CORPORATION              COM               929740108         391       5,182                                5,182
WALMART STORES                  COM               931142103         236       3,850                                3,850
AIRGAS INC                      COM               009363102         385       4,331                                4,331
WASHINGTON REAL ESTATE IN       COM               939653101         434      14,627                               14,627
WATERS CORP                     COM               941848103       4,101      44,260                               44,260
WYNDHAM WORLDWIDE CORP          COM               98310W108         375       8,072                                8,072